(Loss) Earnings Per Share - Schedule of Basic and Diluted Loss Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net (loss) income	$ (19,413)	$ 3,836	$ (702)	$ (20,957)
Less: accretion of redeemable convertible preferred stock to redemption value	264	326	486	45
Less: income allocable to participating securities		3,239
(Loss) income allocable to common stockholders	(19,677)	271	(1,188)	(21,002)
Weighted average shares outstanding	13,212	1,637	1,645	1,434
Basic (loss) earnings per share allocable to common stockholders	$ (1.49)	$ 0.17	$ (0.72)	$ (14.65)
Net (loss) income	(19,413)	3,836	(702)	(20,957)
Less: accretion of redeemable convertible preferred stock to redemption value	264	326	486	45
Less: income allocable to participating securities		3,092
(Loss) income allocable to common stockholders	$ (19,677)	$ 418	$ (1,188)	$ (21,002)
Weighted average shares outstanding	13,212	1,637	1,645	1,434
Effect of dilutive securities		1,004
Diluted weighted average shares outstanding	13,212	2,641	1,645	1,434
Diluted (loss) earnings per share allocable to common stockholders	$ (1.49)	$ 0.16	$ (0.72)	$ (14.65)